Significant accounting judgments and estimates	9 Months Ended
Sep. 30, 2025
Significant accounting judgments and estimates
Significant accounting judgments and estimates

4. Significant accounting judgments and estimates

The preparation of the Interim Financial Statements in conformity with IFRS requires management to make judgments and estimates that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

In preparing these Interim Financial Statements, the significant judgments made by management in applying the Company’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the Company’s annual consolidated financial statements as at and for the year ended December 31, 2024, in addition to the significant judgments mentioned in Note 2.